Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 271,408	$ 238,777
Outstanding financial guarantees, Collateral	264,112	231,383
Outstanding financial guarantees, Net	$ 7,296	7,394
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 265,959	230,971
Outstanding financial guarantees, Collateral	258,699	223,711
Outstanding financial guarantees, Net	7,260	7,260
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	5,449	7,806
Outstanding financial guarantees, Collateral	5,413	7,672
Outstanding financial guarantees, Net	$ 36	$ 134